Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share Capital [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Other Component of Equity [Member]	Total [Member]	Non- controlling Interests [Member]
Beginning balance at Mar. 31, 2018	¥ 202,439	¥ 41,170	¥ 42,573	¥ 99,657	¥ (1,385)	¥ (667)	¥ 181,348	¥ 21,091
Profit for the year	19,727			19,376			19,376	351
Other comprehensive income	4,874					3,926	3,926	948
Total comprehensive income for the year	24,601			19,376		3,926	23,302	1,299
Issuance of new shares	1,098	15	15			(30)		1,098
Dividends	(5,691)			(5,691)			(5,691)
Share-based payments	29					29	29
Other	726		261				261	465
Total transactions with owners	(3,838)	15	276	(5,691)		(1)	(5,401)	1,563
Ending balance (Previously stated [member]) at Mar. 31, 2019	223,202	41,185	42,849	113,342	(1,385)	3,258	199,249	23,953
Ending balance (Adjustment on initial application of IFRS16, net of tax) at Mar. 31, 2019	8			8			8
Ending balance (Adjusted Balances [Member]) at Mar. 31, 2019	223,210	41,185	42,849	113,350	(1,385)	3,258	199,257	23,953
Ending balance at Mar. 31, 2019	223,202	41,185	42,849	113,342	(1,385)	3,258	199,249	23,953
Profit for the year	19,777			19,279			19,279	498
Other comprehensive income	(3,166)					(2,696)	(2,696)	(470)
Total comprehensive income for the year	16,611			19,279		(2,696)	16,583	28
Issuance of new shares		14	14			(28)
Dividends	(6,205)			(5,910)			(5,910)	(295)
Share-based payments	70					70	70
Total transactions with owners	(6,135)	14	14	(5,910)		42	(5,840)	(295)
Ending balance at Mar. 31, 2020	233,686	41,199	42,863	126,719	(1,385)	604	210,000	23,686
Profit for the year	10,851			12,340			12,340	(1,489)
Other comprehensive income	1,893					1,583	1,583	310
Total comprehensive income for the year	12,744			12,340		1,583	13,923	(1,179)
Issuance of new shares		20	20			(40)
Cancellation of treasury shares			(430)	(955)	1,385
Dividends	(5,727)			(5,692)			(5,692)	(35)
Share-based payments	56					56	56
Other	(9)			17		(26)	(9)
Total transactions with owners	(5,680)	20	(410)	(6,630)	¥ 1,385	(10)	(5,645)	(35)
Ending balance at Mar. 31, 2021	¥ 240,750	¥ 41,219	¥ 42,453	¥ 132,429		¥ 2,177	¥ 218,278	¥ 22,472